Share-Based Compensation (Details)		3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 08, 2022 Option $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) Options $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock option plans approved | Option	2
Number of shares authorized for issuance under the option plans | shares	13,889
Number of shares available for issuance under the option plans | shares						6,795
Share-based compensation expense		$ 2,319,000	$ 309,000	$ 309,000	$ 4,685,000	$ 300,000
PSO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense					$ 45,611,000
UK Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares awarded to employees and directors | shares	3,547
Contractual term of options awarded	10 years
Fair value of share on the date of grant | $ / shares	$ 83.13
US Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares awarded to employees and directors | shares	3,547
Contractual term of options awarded	10 years
Fair value of share on the date of grant | $ / shares						$ 63.63
Exercise price per shares issued | $ / shares	$ 90.50
Stock option vesting period	4 years					3 years 3 months 14 days
Expected dividend yield						0.00%
Unrecognized compensation expense						$ 200,000
Number of PSO's granted | Options						422
Value of options expected to vest based on performance						$ 75,000,000.0
Share-based compensation expense						$ 0